5. STOCKHOLDERS' DEFICIT (Tables)	3 Months Ended
Mar. 31, 2017
Stockholders Deficit Tables
Weighted average assumptions for warrants issued

On January 1, 2016, the Company issued 3-year warrant to purchase 6,000,000 shares of common stock at $0.001 per share to a related party for services to be rendered. The warrants had a fair value of $142,526, based upon the Black-Scholes option-pricing model on the date of grant and vested on February 20, 2017, and will be exercisable commencing on February 20, 2018, and for a period expiring on February 20, 2021. During the three months ended March 31, 2017, the Company recorded $17,473 as an expense for warrants issued to related party.

Grant Date

Expected dividends	0%
Expected volatility	78.58%
Expected term	3 years
Risk free interest rate	1.32%
Expected forfeitures	0%

On July 26, 2016, the Company issued 4-year warrant to purchase 10,000,000 shares of common stock at $0.001 per share to a consultant for services rendered. The warrants had a fair value of $365,157, based upon the Black-Scholes option-pricing model on the date of grant and are fully vested on the date granted. Warrants will become exercisable on July 26, 2018, and for a period of 4 years expiring on July 26, 2022. During the years ended December 31, 2016, the Company recorded $365,157 as an expense for such warrants issued.

Expected dividends	0%
Expected volatility	93.6%
Expected term	4 years
Risk free interest rate	1.01%
Expected forfeitures	0%

On July 26, 2016, the Company issued 4-year warrant to purchase 8,000,000 shares of common stock at a price of $0.001 per share to a consultant for services rendered. The warrants had a fair value of $292,126, based upon the Black-Scholes option-pricing model on the date of grant and are fully vested on the date granted. Warrants will become exercisable on July 26, 2018, and for a period of 4 years expiring on July 26, 2022. During the years ended December 31, 2016, the Company recorded $292,126 as an expense for such warrants issued.

Expected dividends	0%
Expected volatility	93.60%
Expected term	4 years
Risk free interest rate	1.01%
Expected forfeitures	0%

 On October 2, 2016, the Company issued 2-year warrant to purchase 2,300,000 shares of common stock at an exercise price of $0.04 per share to a consultant for services rendered. The warrants had a fair value of $68,686, based upon the Black-Scholes option-pricing model on the date of grant and are fully vested on the date granted. Warrants will become exercisable on August 25, 2019, and for a period of 2 years expiring on August 25, 2021. During the years ended December 31, 2016, the Company recorded $68,686 as an expense for such warrants issued (See Note 6(C)).

Expected dividends	0%
Expected volatility	107.51%
Expected term	2 years
Risk free interest rate	0.82%
Expected forfeitures	0%

On December 8, 2016 the company issued, the Company issued 4-year warrant to purchase 15,000,000 shares of common stock at an exercise price of $0.001 per share to a consultant for services rendered. The warrants had a fair value of $630,259, based upon the Black-Scholes option-pricing model on the date of grant and are fully vested on the date granted. Warrants will be exercisable on June 12, 2017, and for a period of 2 years expiring on December 8, 2019. During the years ended December 31, 2016, the Company recorded $630,259 as an expense for warrants issued (See Note 6 (C)).

Expected dividends	0%
Expected volatility	106.57%
Expected term	2 years
Risk free interest rate	1.15%
Expected forfeitures	0%

On February 6, 2017 the company issued, the Company issued 4-year warrant to purchase 750,000 shares of common stock at an exercise price of $0.03 per share to a consultant for services rendered. The warrants had a fair value of $44,421, based upon the Black-Scholes option-pricing model on the date of grant and are fully vested on March 6, 2018 as long as the employee remains as full time. Warrants will be exercisable on October 6, 2019, and for a period of 3 years expiring on October 6, 2022. During the three months ended March 31, 2017, the Company recorded $5,161 as an expense for warrants issued (See Note 6 (C)).

Expected dividends	0%
Expected volatility	106.40%
Expected term	3 years
Risk free interest rate	1.43%
Expected forfeitures	0%

Summary of warrants outstanding

		Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years
Balance, December 31, 2016	47,800,000	$0.001	3.8
Granted
Exercised	750,000	$0.03
Cancelled/Forfeited
Balance, March 31, 2017	48,550,000
Intrinsic Value	$3,626,685		3.6

For the three months ended March 31, 2017, the following warrants were outstanding:

Exercise Price	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

$0.001	45,500,000	4.1	$3,398,850
$0.03	750,000	4	$56,025
$0.04	2,300,000	5	$171,810

For the year ended December 31, 2016, the following warrants were outstanding:

Exercise Price	Warrants Outstanding	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

$0.001	45,500,000	4.1	$2,434,250
$0.04	2,300,000	5	$123,050